Property, Plant and Equipment, Net (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Schedule of Components of Property, Plant and Equipment, Net
Property, plant and equipment, net, consisted of the following (in thousands):

	June 30, 2023	December 31, 2022
Plant facilities associated with productive, depletable properties	$243,618	$243,613
Plant equipment	270,493	251,122
Land	3,009	3,009
Furniture and office equipment	1,871	1,407
Computer and network equipment	1,648	1,648
Buildings and leasehold improvements	30,003	25,402
Logistics equipment	6,771	1,591
Construction in progress	255,654	111,711

Property, plant and equipment	813,067	639,503
Less: Accumulated depreciation and depletion	(113,049)	(97,979)

Property, plant and equipment, net	$700,018	$541,524

Atlas Sand Company LLC [Member]
Schedule of Components of Property, Plant and Equipment, Net
Property, plant and equipment, net, consisted of the following (in thousands):

	For the Year Ended December 31,
	2022	2021
Plant facilities associated with productive, depletable properties	$243,613	$243,383
Plant equipment	251,122	237,845
Land	3,009	3,009
Furniture and office equipment	1,407	1,230
Computer and network equipment	1,648	1,541
Buildings and leasehold improvements	25,402	24,763
Logistic Equipment	1,591	—
Construction in progress	111,711	18,524

Property, plant and equipment	639,503	530,295
Less: Accumulated depreciation and depletion	(97,979)	(71,978)

Property, plant and equipment, net	$541,524	$458,317